Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue:
Revenues	$ 587,078	$ 649,420	$ 2,566,946	$ 3,106,026
Cost of revenues	343,003	357,958	1,437,283	1,666,192
Gross margin	244,075	291,462	1,129,663	1,439,834
Operating expenses:
Software development costs	105,982	108,403	417,944	923,720
Selling, general and administrative	958,521	905,929	3,568,296	5,140,391
Advertising and marketing	65,329	132,723	436,456	629,984
Depreciation and amortization	1,909	8,373	16,031	43,410
Total operating expenses	1,131,741	1,155,428	4,438,727	6,737,505
Operating income (loss)	(887,666)	(863,966)	(3,309,064)	(5,297,671)
Other (income) expense:
Interest expense	9,250	93	263	633
Financing costs	81,973	0	132,308	0
Amortization of debt issuance costs	7,790	0
Loss on disposition of assets			29,940	0
Other income	(157,546)	(348)	0	(575,000)
Investment income	0	(348)	(348)	(58,849)
Total other (income) expense	58,533	(255)	162,163	(633,216)
Loss before income taxes	(829,133)	(863,711)	(3,471,227)	(4,664,455)
Income Taxes	0	0	0	0
Net loss	$ (829,133)	$ (863,711)	$ (3,471,227)	$ (4,664,455)
Weighted average number of common shares outstanding - basic (in Shares)	3,549,575	3,223,015	3,376,407	3,219,224
Weighted average number of common shares outstanding - diluted (in Shares)	3,549,575	3,223,015	3,376,407	3,219,224
Net loss per share - basic (in Dollars per share)	$ (0.23)	$ (0.27)	$ (1.03)	$ (1.45)
Net loss per share - diluted (in Dollars per share)	$ (0.23)	$ (0.27)	$ (1.03)	$ (1.45)
Subscription and Circulation
Revenue:
Revenues	$ 562,079	$ 648,770	$ 2,563,257	$ 3,096,112
Product and Service, Other
Revenue:
Revenues	$ 24,999	$ 650	$ 3,689	$ 9,914